Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001771885
Document Type	6-K/A
Document Fiscal Year Focus	2025
Entity File Number	001-39152
Entity Registrant Name	Quantum Biopharma Ltd.
Entity Address, Address Line One	55 University Avenue
Entity Address, Address Line Two	Suite 1003
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2H7
Entity Address, Country	CA
Amendment Description	On May 14, 2025, Quantum BioPharma Ltd. (“the “Company”) furnished a Form 6-K (“Original Form 6-K”) including its interim financial statements for the three months ended March 31, 2025 This Form 6-K/A is being furnished to provide its interim financial statements for the three months ended March 31, 2025 using interactive data files in inline eXtensible Business Reporting Language (iXBRL). The documents listed in the Exhibit List are incorporated by reference into this Form 6-K/A.Other than as expressly set forth above, this Form 6-K/A, as does not, and does not purport to, amend, update or restate the information in any other item of the Original Form 6-K, or reflect any events that have occurred after the Original Form 6-K was originally filed.
Amendment Flag	true
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31